Cash and cash equivalents and Marketable securities (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Cash and Cash Equivalents
7.1. Cash and cash equivalents

	12.31.2019	12.31.2018
Cash at bank and in hand	572	863
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,699	1,875
Other investment funds	4	12

	1,703	1,887
- Abroad
Time deposits	7	3,823
Automatic investing accounts and interest checking accounts	4,620	6,708
Other financial investments	470	618

	5,097	11,149
Total short-term financial investments	6,800	13,036

Total cash and cash equivalents	7,372	13,899

Schedule of Marketable Securities
7.2. Marketable securities

	12.31.2019			12.31.2018
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	875	—	875	1,083	—	1,083
Fair value through other comprehensive income	7	—	7	8	—	8
Amortized cost	45	19	64	45	—	45

Total	927	19	946	1,136	—	1,136

Current	875	13	888	1,083	—	1,083
Non-current	52	6	58	53	—	53